Additional cash flows information (Tables)	12 Months Ended
Aug. 31, 2024
Additional cash flows information.
Summary of financing and investing activities not involving cash

	2024	2023	2022
	$	$	$
Additions to right-of-use assets	237,469	921,498	234,608
Lease termination	1,160,649	101,471	273,652